Transactions with Related Parties (Details 1) - USD ($) $ in Thousands	Jun. 30, 2018	Dec. 31, 2017
Current liabilities, presented in the balance sheets among ''accounts payable and accruals'':
Directors fee	$ 22	$ 16
Chief Executive Officer bonus provision		56
Total related parties transactions	$ 22	$ 72